Cash and balances with central banks (Tables)	12 Months Ended
Dec. 31, 2024
Cash and balances with central bank [abstract]
Summary of cash and balances with central bank

Cash and balances with central banks
in EUR million	2024	2023
Amounts held at central banks [1]	68,708	88,627
Cash and bank balances	1,645	1,587
	70,353	90,214
[1]    Amounts held at central banks include an amount of EUR -14 million (2023: EUR -5 million) of Loan loss provisions.